Employee Benefit Plans (Fair Value Assumptions) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)	47,100	127,400
Weighted Average Exercise Price: Options granted (in usd per share)	$ 16.37	$ 11.11
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)	47,100	127,400
Weighted Average Exercise Price: Options granted (in usd per share)	$ 16.37	$ 11.11
Weighted average fair value of options (in usd per share)	$ 4.64	$ 3.49
Expected life in years	6 years 6 months 26 days	6 years 9 months 15 days
Expected volatility	28.12%	31.02%
Risk-free interest rate	2.18%	1.94%
Dividend yield	1.15%	1.38%